OTHER CURRENT ASSETS, NET - Allowances for doubtful debts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER CURRENT ASSETS, NET
Balance at beginning of year		¥ 3	¥ 36
Additional provision	$ 15	96	117
Write-offs			(150)
Balance at end of year	$ 15	¥ 99	¥ 3